UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2007

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 146.4% (89.1% of Total Investments) (4)

	Aerospace & Defense – 3.1% (2.0% of Total Investments)

$669	Dubai Aerospace, Term Loan Asset Sale	7.803%	7/23/09	BB-	$668,638
757	Dubai Aerospace, Term Loan B-1	8.933%	7/23/14	BB-	757,941
573	Dubai Aerospace, Term Loan B-2	8.933%	7/23/13	BB-	573,835
2,509	Midwestern Aircraft (Spirit Aerosystems Inc.), Term Loan B	6.901%	12/30/11	BBB-	2,489,775
2,391	Vought Aircraft Industries, Inc., Term Loan	7.340%	12/22/11	Ba2	2,370,095
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.624%	12/22/10	Ba2	540,568

7,444	Total Aerospace & Defense				7,400,852

	Airlines – 4.2% (2.6% of Total Investments)

2,000	Delta Air Lines, Inc., Synthetic Letter of Credit, WI/DD	TBD	TBD	Ba2	1,958,000
1,995	Delta Air Lines, Inc., Term Loan	8.082%	4/30/14	B	1,980,394
1,980	Northwest Airlines Inc., Term Loan	7.030%	8/01/13	BB	1,909,874
4,378	United Air Lines Inc., Term Loan B	7.001%	2/01/14	BB-	4,205,312

10,353	Total Airlines				10,053,580

	Auto Components – 5.8% (3.5% of Total Investments)

4,224	Federal-Mogul Corporation, Term Loan A, (5)	6.003%	2/24/04	N/R	4,165,522
5,551	Federal-Mogul Corporation, Term Loan B, (5)	7.253%	2/24/05	N/R	5,470,933
460	Gen Tek Inc., Term Loan B	7.080%	2/28/11	BB-	451,716
1,712	Gen Tek Inc., Additional Term Loan B	7.339%	2/28/11	BB-	1,679,793
2,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	6.430%	4/30/14	Ba1	1,947,917
1,479	Metalforming Technologies, Inc., Term Loan A, (5) (6)	0.000%	9/30/07	N/R	281,039
575	Metalforming Technologies, Inc., Term Loan B, (PIK), (5) (6)	0.000%	9/30/07	N/R	109,299

16,001	Total Auto Components				14,106,219

	Building Products – 6.3% (3.8% of Total Investments)

879	Atrium Companies Inc., Term Loan	8.529%	5/31/12	BB-	816,017
2,000	Building Materials Corporation of America, Second Lien Term Loan	10.813%	9/15/14	Caa1	1,683,000
1,985	Building Materials Corporation of America Term Loan	7.937%	2/22/14	BB	1,812,765
2,534	Euramax Domestic, Term Loan	8.244%	6/29/12	B+	2,360,800
1,940	Nortek, Inc., Term Loan B	7.055%	8/27/11	Ba2	1,901,200
2,435	Stile Acquisition Corporation, Canadian Term Loan	7.115%	4/05/13	BB	2,294,218
2,440	Stile Acquisition Corporation, U.S. Term Loan	7.115%	4/05/13	BB	2,298,127
1,980	TFS Acquisition, Term Loan	8.698%	8/11/13	B+	1,950,300

16,193	Total Building Products				15,116,427

	Capital Markets – 0.6% (0.4% of Total Investments)

1,534	Ameritrade Holdings Corporation, Term Loan B Facility	6.300%	12/31/12	Ba1	1,518,890

	Chemicals – 3.9% (2.4% of Total Investments)

1,592	Celanese Holdings, LLC, Term Loan B	6.979%	4/02/14	BB	1,566,794
400	Celanese Holdings, LLC, Credit Linked Deposits	5.124%	4/02/14	BB	393,667
2,970	Hexion Specialty Chemicals, Inc., Term Loan C4	7.625%	5/05/13	Ba3	2,945,404
762	Huntsman International LLC, Term Loan	6.643%	4/19/14	BB+	756,921
1,995	ISP Chemco Term Loan	7.077%	6/04/14	BB-	1,953,105
1,950	Rockwood Specialties Group, Inc., Term Loan E	6.460%	7/30/12	BB	1,921,847

9,669	Total Chemicals				9,537,738

	Commercial Services & Supplies – 2.8% (1.7% of Total Investments)

2,370	Acco Brands, Term Loan B	7.175%	8/17/12	Ba1	2,337,413
730	Allied Waste North America, New Term Loan B	6.552%	3/28/14	BBB-	717,725
393	Allied Waste North America, LC Facility	6.871%	3/28/14	BBB-	386,118
796	Rental Service Corporation, Second Lien Term Loan	8.750%	11/27/13	B-	777,934
2,000	Williams Scotsman, Inc., Term Loan B	0.000%	6/28/10	BB+	1,985,000
677	Workflow Holdings Corporation, Term Loan	9.484%	11/30/11	BB-	589,385

6,966	Total Commercial Services & Supplies				6,793,575

	Containers & Packaging – 4.5% (2.7% of Total Investments)

455	Bluegrass Container Company, LLC, Delayed Draw, 1st Lien	7.288%	6/30/13	BB	452,777
1,515	Bluegrass Container Company, LLC, 2nd Lien	9.753%	12/31/13	B	1,525,568
485	Bluegrass Container Company, LLC, Delayed Draw, 2nd Lien	9.753%	12/31/13	B	488,182
1,520	Bluegrass Container Company, LLC, Term Loan B	7.322%	6/30/13	BB	1,513,229
5,494	Graham Packaging Company, L.P., Term Loan	7.661%	12/13/11	B+	5,398,891
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.124%	11/01/10	Ba2	433,171
375	Smurfit-Stone Container Corporation, Term Loan B	7.428%	11/01/11	Ba2	372,201
473	Smurfit-Stone Container Corporation, Term Loan C	7.523%	11/01/11	Ba2	469,613
169	Smurfit-Stone Container Corporation, Term Loan Tranche C-1	7.188%	11/01/11	Ba2	167,972

10,923	Total Containers & Packaging				10,821,604

	Diversified Consumer Services – 2.5% (1.5% of Total Investments)

4,000	Thomson Learning Center, Term Loan	7.950%	7/05/14	B+	3,877,778
2,278	West Corporation, Term Loan	7.273%	10/24/13	BB-	2,238,109

6,278	Total Diversified Consumer Services				6,115,887

	Diversified Telecommunication Services – 5.9% (3.6% of Total Investments)

1,990	Crown Castle Operating Company, Term Loan	6.645%	1/26/14	BBB-	1,948,023
1,955	Intelsat Corporation, Term Loan	7.124%	7/01/13	BB+	1,935,942
2,000	Intelsat Corporation Unsecured Term Loan	7.859%	2/01/14	B	1,982,500
997	Intelsat, Ltd., Term Loan B	7.124%	12/03/13	BB+	987,417
2,267	Level 3 Financing, Inc., Term Loan	7.493%	3/13/14	B+	2,212,991
5,000	Qwest Corporation, Term Loan B	6.950%	6/30/10	BBB-	5,108,335
5,000	WCI Capital Corporation, Term Loan B, (5) (6)	0.000%	9/30/07	N/R	70,833

19,209	Total Diversified Telecommunication Services				14,246,041

	Electric Utilities – 4.2% (2.5% of Total Investments)

705	Astoria Generating Company, 1st Lien Term Loan	7.210%	2/23/13	BB-	697,035
556	Calpine Corporation DIP Revolver, (7) (8)	0.250%	3/29/09	N/R	(26,389)
4,422	Calpine Corporation Dip Term Loan	7.448%	3/29/09	N/R	4,384,713
3,000	Texas Competitive Electric Holdings, Term Loan, WI/DD	TBD	TBD	Ba3	3,000,933
2,000	Texas Competitive Electric Holdings, Term Loan B3, WI/DD	TBD	TBD	Ba3	2,000,000

10,683	Total Electric Utilities				10,056,292

	Electrical Equipment – 0.6% (0.4% of Total Investments)

1,496	Sensus Metering Systems Inc., Term Loan B-1	7.261%	12/17/10	BB	1,473,217
97	Sensus Metering Systems Inc., Term Loan B-2	7.359%	12/17/10	BB	95,716

1,593	Total Electrical Equipment				1,568,933

	Electronic Equipment & Instruments – 0.8% (0.5% of Total Investments)

1,975	Sensata Technologies B.V., U.S. Term Loan	6.760%	4/27/13	BB	1,926,507

	Energy Equipment & Services – 1.0% (0.6% of Total Investments)

2,490	Dresser, Inc., Term Loan	7.989%	5/04/14	B+	2,444,465

	Food Products – 2.3% (1.4% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	7.290%	4/12/13	BB-	452,487
1,031	Dole Foods Company Inc., Term Loan B	7.572%	4/12/13	BB-	1,002,825
3,436	Dole Foods Company Inc., Term Loan C	7.415%	4/12/13	BB-	3,342,749
862	Michael Foods, Inc., Term Loan B	7.361%	11/21/10	BB-	851,239

5,794	Total Food Products				5,649,300

	Gas Utilities – 0.8% (0.5% of Total Investments)

2,000	Energy Transfer Equity LP, Term Loan	7.106%	2/08/12	BBB-	1,970,625

	Health Care Equipment & Supplies – 0.8% (0.5% of Total Investments)

1,000	Symbion Healthcare Term Loan A	8.210%	8/01/13	Ba3	971,250
1,000	Symbion Healthcare Term Loan B	8.210%	8/01/14	Ba3	971,250

2,000	Total Health Care Equipment & Supplies				1,942,500

	Health Care Providers & Services – 9.5% (5.8% of Total Investments)

3,292	Davita Inc., Term Loan B	6.754%	10/05/12	BB+	3,229,112
1,985	HCA, Inc. Term Loan	7.448%	11/18/13	BB	1,942,673
1,990	Health Management Associates, Inc., Term Loan	6.942%	2/28/14	Ba2	1,905,977
859	HealthSouth Corporation, Term Loan	7.628%	3/10/13	BB-	842,237
464	IASIS Healthcare, LLC, Delayed Term Loan, (7)	5.960%	3/14/14	Ba2	322,798
124	IASIS Healthcare, LLC, LC Facility	4.693%	3/14/14	Ba2	118,238
1,351	IASIS Healthcare, LLC, Term Loan	7.066%	3/14/14	Ba2	1,291,178
3,920	LifeCare Holdings Inc., Term Loan B	8.200%	8/11/12	B	3,655,394
2,150	Psychiatric Solutions Inc., Term Loan B	7.007%	12/03/12	BB-	2,112,507
2,925	Select Medical Corporation, Term Loan	7.477%	2/24/12	Ba2	2,814,094
4,871	Vanguard Health Holding Company II, LLC, Replacement Term Loan	7.448%	9/23/11	Ba3	4,775,558

23,931	Total Health Care Providers & Services				23,009,766

	Hotels, Restaurants & Leisure – 12.4% (7.5% of Total Investments)

4,925	24 Hour Fitness Worldwide, Inc., Term Loan B	7.809%	6/08/12	Ba3	4,851,125
1,779	Ameristar Casinos, Inc., Term Loan B	7.428%	11/10/12	BB+	1,765,757
122	CBRL Group, Inc., Term B-2 Delayed Draw	7.431%	4/28/13	BB	119,021
776	CBRL Group, Inc., Term Loan B-1	6.860%	4/28/13	BB	756,363
3,910	CCM Merger, Inc., Term Loan B	7.300%	7/13/12	BB-	3,826,943
1,975	Cedar Fair LP, Term Loan	6.753%	8/30/12	BB	1,939,203
2,629	Intrawest Corporation, Term Loan	8.130%	4/24/08	N/R	2,609,385
353	Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, (7) (8)	0.375%	7/26/14	BB+	(12,309)
1,174	Isle of Capri Casinos, Inc., Term Loan	6.741%	7/26/14	BB+	1,132,602
469	Isle of Capri Casinos, Inc., Delayed Draw Term Loan B	6.643%	7/26/14	BB+	453,041
71	OSI Restaurant Partners, LLC, Revolver	5.523%	6/14/13	BB-	68,749
927	OSI Restaurant Partners, LLC, Term Loan	7.063%	6/14/14	BB-	895,008
3,920	Penn National Gaming, Inc., Term Loan B	6.901%	10/03/12	BBB-	3,900,128
1,000	Quiznos Sub, Second Lien Term Loan C	10.948%	11/05/13	N/R	962,000
130	Seminole Gaming, Term Loan B-1 Delayed Draw	6.972%	3/05/14	BBB	128,664
437	Seminole Gaming, Term Loan B-2 Delayed Draw	7.125%	3/05/14	BBB	434,241
433	Seminole Gaming, Term Loan B-3 Delayed Draw	6.750%	3/05/14	BBB	430,220
1,334	Travelport, Term Loan	7.448%	8/23/13	BB-	1,309,812
268	Travelport, LC Facility	7.448%	8/23/13	BB-	262,815
998	Travelport, Delayed Term Loan	7.448%	8/23/13	BB-	979,265
800	Venetian Casino Resort, LLC (Las Vegas Sands, Inc) Delayed Term Loan, (7) (8)	0.750%	5/23/14	BB	(22,039)
3,192	Venetian Casino Resort, LLC, Term Loan	6.950%	5/23/14	BB	3,104,065

31,622	Total Hotels, Restaurants & Leisure				29,894,059

	Household Durables – 2.0% (1.2% of Total Investments)

4,455	Shea Homes Inc., Term Loan	7.200%	10/27/11	N/R	3,820,163
1,001	William Carter Company, Term Loan B	6.313%	7/14/12	BBB-	985,871

5,456	Total Household Durables				4,806,034

	Household Products – 1.9% (1.1% of Total Investments)

1,753	Prestige Brands, Inc., Term Loan B	7.731%	4/06/11	BB-	1,743,983
2,774	Solo Cup Company, Term Loan	8.669%	2/27/11	B1	2,772,793

4,527	Total Household Products				4,516,776

	Independent Power Producers & Energy Traders – 1.7% (1.1% of Total Investments)

668	Covanta Energy Corporation, Term Loan B	6.876%	2/09/14	BB	650,499
329	Covanta Energy Corporation, Synthetic Letter of Credit	6.729%	2/09/14	BB	320,404
800	NRG Energy Inc., Holdco Term Loan, (7) (8)	0.500%	2/01/13	BB	(15,571)
2,322	NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	2,277,110
966	NRG Energy Inc., Credit Linked Deposits	6.848%	2/01/13	Ba1	947,716

5,085	Total Independent Power Producers & Energy Traders				4,180,158

	Insurance – 2.4% (1.4% of Total Investments)

5,933	Conseco, Inc., Term Loan	6.819%	10/10/13	Ba3	5,683,040

	Internet Software & Services – 1.2% (0.7% of Total Investments)

2,977	Riverdeep Interactive Learning USA, Inc., Term Loan	7.948%	12/20/13	B1	2,965,042

	IT Services – 3.3% (2.0% of Total Investments)

3,000	First Data Term Loan, Tranche B	7.960%	9/24/14	BB-	2,892,614
5,106	SunGard Data Systems Inc., Term Loan B	7.356%	2/28/14	BB+	5,047,669

8,106	Total IT Services				7,940,283

	Leisure Equipment & Products – 1.1% (0.7% of Total Investments)

2,734	Bombardier Recreational Products Inc., Term Loan	7.699%	6/28/13	B+	2,662,405

	Machinery – 4.4% (2.6% of Total Investments)

1,995	Maxim Crane Works L.P., Term Loan	6.799%	6/29/14	BB-	1,895,250
3,178	Navistar International Corporation, Term Loan	8.234%	1/19/12	BB-	3,129,714
1,156	Navistar International Corporation, Synthetic Letter of Credit	6.853%	1/19/12	BB-	1,138,078
1,975	Oshkosh Truck Corporation, Term Loan	7.450%	12/06/13	BBB-	1,946,300
557	Rexnord Corporation, Incremental Term Loan B-2	7.642%	7/19/13	Ba2	554,611
1,869	Rexnord Corporation, Term Loan B	7.603%	7/19/13	Ba2	1,860,676

10,730	Total Machinery				10,524,629

	Media – 21.6% (13.1% of Total Investments)

4,500	American Media Operations, Inc., Term Loan	8.800%	1/13/13	B1	4,449,375
1,955	Cablevision Systems Corporation, Incremental Term Loan	6.875%	3/29/13	BB	1,912,952
1,975	Carmike Cinemas Inc., Delayed Draw Term Loan	9.230%	5/19/12	B1	1,971,708
1,990	Cequel Communications LLC., Term Loan B	7.268%	11/05/13	BB-	1,931,295
1,000	Charter Communications Operating, LLC, Holdco Term Loan	7.698%	3/06/14	B1	961,719
1,300	Charter Communications Operating, LLC, Term Loan	6.990%	3/06/14	B+	1,251,466
2,993	Discovery Communications Holdings, Term Loan	7.198%	5/14/14	N/R	2,960,081
2,978	Idearc Inc., Term Loan	7.200%	11/17/14	BBB-	2,940,126
2,948	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.448%	4/08/12	N/R	2,833,363
4,950	Nielsen Finance LLC, Term Loan B	7.360%	8/09/13	Ba3	4,826,945
1,903	Philadelphia Newspapers, Term Loan	8.750%	6/29/13	N/R	1,750,442
2,573	Regal Cinemas Corporation, Term Loan	6.698%	10/27/13	Ba2	2,519,815
1,867	Tribune Company, Term Loan X	7.744%	6/04/09	BB	1,847,854
6,983	Tribune Company, Term Loan B	8.244%	6/04/14	BB	6,500,708
483	Univision Communications, Delayed Term Loan, (7) (8)	3.668%	9/29/14	B+	(13,591)
2,000	Univision Communications, Second Lien Term Loan	7.253%	3/29/09	B3	1,987,500
7,732	Univision Communications, Term Loan	7.210%	9/29/14	Ba3	7,340,134
427	Valassis Communications, Inc., Delayed Draw Term, (7) (8)	1.000%	3/02/14	BB	(20,000)
1,432	Valassis Communications, Inc., Tranche B Term Loan	6.950%	3/02/14	BB	1,365,002
2,883	WMG Acquisition Corp., Term Loan	7.419%	2/28/11	Ba2	2,821,577

54,872	Total Media				52,138,471

	Metals & Mining – 4.1% (2.5% of Total Investments)

1,985	Aleris International Inc., Term Loan	7.063%	12/19/11	BB-	1,896,502
1,867	Amsted Industries Incorporated, Delayed Draw Term Loan	7.266%	4/08/13	BB	1,826,956
2,568	Amsted Industries Incorporated, Term Loan B	7.279%	4/08/13	BB	2,527,917
1,995	Edgen Murray II, L.P., Term Loan	8.115%	5/11/14	B	1,957,594
1,841	John Maneely Company, Term Loan	8.638%	12/08/11	B+	1,721,364

10,256	Total Metals & Mining				9,930,333

	Oil, Gas & Consumable Fuels – 2.8% (1.7% of Total Investments)

550	Big West Oil, LLC, Delayed Draw Term Loan, (7) (8)	1.500%	5/15/14	BB	(16,500)
448	Big West Oil, LLC, Term Loan	7.448%	5/15/14	BB	434,075
301	Coffeyville Resources LLC, Letter of Credit	8.481%	12/28/10	B-	298,813
980	Coffeyville Resources LLC., Term Loan D	8.481%	12/28/13	B-	974,533
1,000	El Paso Corporation, Letter of Credit	6.438%	7/31/11	Ba1	988,125
774	Targa Resources Inc., Synthetic Letter of Credit	7.323%	10/31/12	Ba3	768,581
1,388	Targa Resources Inc., Term Loan B	7.525%	10/31/12	Ba3	1,377,809
2,000	Venoco Inc, Term Loan	9.125%	9/20/11	B	1,990,000

7,441	Total Oil, Gas & Consumable Fuels				6,815,436

	Paper & Forest Products – 3.0% (1.8% of Total Investments)

3,930	Georgia-Pacific Corporation, Term Loan B	7.383%	12/20/12	BB+	3,843,330
1,547	Georgia-Pacific Corporation, Term Loan B-2	7.372%	12/20/12	BB+	1,512,614
1,995	NewPage Corporation, Term Loan B	7.469%	5/02/11	Ba2	1,979,936

7,472	Total Paper & Forest Products				7,335,880

	Pharmaceuticals – 0.8% (0.5% of Total Investments)

860	Stiefel Laboratories Inc, Delayed Draw Term Loan	7.499%	12/28/13	BB-	844,143
1,125	Stiefel Laboratories Inc, Term Loan	7.499%	12/28/13	BB-	1,103,638

1,985	Total Pharmaceuticals				1,947,781

	Real Estate Investment Trust – 1.5% (0.9% of Total Investments)

3,970	Landsource Community Development LLC, Term Loan	8.249%	2/27/13	N/R	3,537,552

	Real Estate Management & Development – 4.5% (2.7% of Total Investments)

3,721	Capital Automotive LP., Term Loan	6.880%	12/15/10	BB+	3,682,150
3,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	3,421,250
4,000	Realogy Corporation, Term Loan, WI/DD	TBD	TBD	BB	3,728,000

11,221	Total Real Estate Management & Development				10,831,400

	Road & Rail – 3.2% (2.0% of Total Investments)

8,837	Swift Transportation, Term Loan	8.375%	5/10/14	BB-	7,809,884

	Semiconductors & Equipment – 0.8% (0.5% of Total Investments)

1,985	Freescale Semiconductor, Term Loan	7.330%	11/29/13	Baa3	1,909,703

	Software – 1.1% (0.7% of Total Investments)

2,805	Dealer Computer Services, Term Loan	7.198%	10/26/12	BB	2,744,583

	Specialty Retail – 9.0% (5.5% of Total Investments)

752	Blockbuster, Inc., Term Loan A	9.374%	8/20/09	B	747,791
1,246	Blockbuster, Inc., Term Loan B	9.623%	8/20/11	B	1,241,254
970	Burlington Coat Factory Warehouse Corporation, Term Loan	7.760%	5/28/11	B2	912,138
990	CSK Automotive Corporation, Term Loan	9.000%	7/29/10	Ba3	987,562
3,887	Michaels Stores Inc., Term Loan	7.619%	10/31/13	B	3,732,709
1,122	Micro Warehouse, Inc., Term Loan B, (5) (6) (9)	0.000%	1/30/07	N/R	165,826
3,914	Norwood Promotional Products, Term Loan A	11.875%	8/17/09	N/R	3,915,194
5,992	Norwood Promotional Products, Term Loan B	6.000%	8/17/11	N/R	5,169,031
990	Sally Holdings LLC, Term Loan	8.006%	11/16/13	BB-	972,675
4,000	TRU 2005 RE Holding CO I, LLC, Term Loan	8.129%	12/08/08	B3	3,963,334

23,863	Total Specialty Retail				21,807,514

	Textiles, Apparel & Luxury Goods – 0.8% (0.5% of Total Investments)

2,001	Visant Holding Corporation, Term Loan C	7.198%	7/29/10	Ba1	1,987,107

	Trading Companies & Distributors – 1.6% (1.0% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	7.125%	8/31/11	BB+	1,945,351
393	Brenntag Holdings, Acquisition Facility	7.387%	1/20/14	B+	384,955
1,606	Brenntag Holdings, Term Loan B2	7.387%	1/20/14	B+	1,575,463

3,979	Total Trading Companies & Distributors				3,905,769

	Wireless Telecommunication Services – 1.6% (1.0% of Total Investments)

4,000	Asurion Corporation, Term Loan	8.360%	7/03/14	N/R	3,918,750

$376,893	Total Variable Rate Senior Loan Interests (cost $370,538,270)				354,071,790

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.3% (5.0% of Total Investments)

	Hotels, Restaurants & Leisure – 1.0% (0.6% of Total Investments)

$2,400	Park Place Entertainment	8.875%	9/15/08	Ba1	$2,439,000

	Media – 0.9% (0.5% of Total Investments)

2,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, 144A	9.306%	4/01/09	B+	2,065,000

	Paper & Forest Products – 0.8% (0.5% of Total Investments)

2,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR	8.644%	8/01/14	B+	2,020,000

	Semiconductors & Equipment – 2.2% (1.3% of Total Investments)

500	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	10.394%	6/01/13	B	512,500
5,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	7.644%	10/15/13	BB	4,756,250

5,500	Total Semiconductors & Equipment				5,268,750

	Textiles, Apparel & Luxury Goods – 0.9% (0.6% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	8.181%	12/15/14	B2	2,020,000

	Wireless Telecommunication Services – 2.5% (1.5% of Total Investments)

6,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.144%	10/15/12	Caa1	6,150,000

$19,900	Total Corporate Bonds (cost $19,800,173)				19,962,750

Shares	Description (1)				Value

	Common Stocks – 0.6% (0.4% of Total Investments)

	Auto Components – 0.0% (0.0% of Total Investments)

511	Gen Tek Inc., (6)				$17,374
279,642	Metalforming Technologies Inc., (5) (6) (9)				–

	Total Auto Components				17,374

	Building Products – 0.6% (0.4% of Total Investments)

35,644	Armstrong World Industries Inc., (6)				1,461,760

	Total Common Stocks (cost $1,393,369)				1,479,134

Shares	Description (1)				Value

	Warrants – 0.1% (0.0% of Total Investments)

545	Gen Tek Inc., Warrant Class B				$25,986
268	Gen Tek Inc., Warrant Class C				13,534
5,672	Reliant Energy Inc., Warrant Class A				120,246

	Total Warrants (cost $40,254)				159,766

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 9.1% (5.5% of Total Investments)

$21,969	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07, repurchase price $21,971,167, collateralized by $21,880,000 U.S. Treasury Notes, 4.875%, due 5/31/07, value $22,414,791	4.300%	11/01/07		$21,968,543

	Total Short-Term Investments (cost $21,968,543)				21,968,543

	Total Investments (cost $413,740,609) – 164.5%				397,641,983

	Borrowings Payable – (42.6)% (10)				(103,000,000)

	Other Assets Less Liabilities – (2.9)%				(6,947,744)

	Preferred Shares, at Liquidation Value – (19.0)%				(46,000,000)

	Net Assets Applicable to Common Shares – 100%				$241,694,239

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at October 31, 2007. At October 31, 2007, the Fund had unfunded Senior Loan commitments of $3,874,216.

(8)	Negative value represents unrealized depreciation on Senior Loan commitment at October 31, 2007.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	Borrowings Payable as a percentage of total investments is (25.9)%.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

PIK	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions.
At October 31, 2007, the cost of investments was $413,764,805.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,181,649
Depreciation	(18,304,471)

Net unrealized appreciation (depreciation) of investments	$(16,122,822)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Senior Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2007

*	Print the name and title of each signing officer under his or her signature.